Supplemental Cash Flow Information	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Supplemental Cash Flow Information [Text Block]
17.	Supplemental Cash Flow Information

Non-cash financing and investing transactions not reflected in the Consolidated Statements of Cash Flows for the years ended August 31, 2018, August 31, 2017 and August 31, 2016 are as follows:

	August 31,	August 31,	August 31,
	2018	2017	2016

Share based compensation capitalized as property, plant and equipment (note 12d)	$1,825	$3,172	$5,633
Share based compensation capitalized as exploration and evaluation assets (note 12d)	25,129	66,082	103,407
Depreciation expense capitalized as property, plant and equipment	37,513	46,912	57,265
Depreciation expense capitalized as exploration and evaluation assets	8,867	8,424	8,883
Warrants issued pursuant to the Accommodation Agreement and capitalized as property, plant and equipment (note 7a)	-	-	1,353
Common shares issued for exploration and evaluation assets (note 6a)	-	92,500	-

	$73,334	$217,090	$176,541